The Group (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Equity	€ 366,266	€ 455,205	€ (48,280)	€ 40,584